Schedule of Investments (unaudited)
June 30, 2025
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.0%
Education — 16.1%
Essex County, NJ, Improvement Authority Revenue:
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/46	$1,000,000	$916,801
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/51	1,500,000	1,322,862
Gloucester County, NJ, Improvement Authority Revenue:
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	5.000%	7/1/36	1,500,000	1,591,113
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	4.000%	7/1/46	725,000	663,872
Middlesex County, NJ, Improvement Authority Revenue, Rutgers University Lease Revenue Bonds, Health and Life Science Exchange H-1 Project, GO, Series A	5.000%	8/15/53	2,000,000	2,048,628
New Jersey State EDA Revenue, Provident Group, Montclair Properties, State University Housing Project, Refunding, AG	5.000%	6/1/42	5,000,000	5,004,087
New Jersey State EFA Revenue:
Montclair State University, Series A, Refunding, AG	5.000%	7/1/44	1,350,000	1,391,432
Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,000,000	2,012,440
Stevens Institute of Technology, Green Bonds, Series A	4.000%	7/1/50	1,000,000	849,489
Stevens Institute of Technology, Series A, Refunding	5.000%	7/1/47	2,750,000	2,750,134
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series A, Refunding	5.000%	12/1/27	1,750,000	1,827,459
Series A, Refunding	5.000%	12/1/28	675,000	704,950
Passaic County, NJ, Improvement Authority Revenue:
Paterson Arts and Science Charter School Project	5.500%	7/1/58	1,000,000	1,008,114
Paterson Charter School for Science and Technology Inc. Project	4.125%	7/1/33	600,000	600,906
Paterson Charter School for Science and Technology Inc. Project	4.500%	7/1/40	885,000	850,922
Paterson Charter School for Science and Technology Inc. Project	5.000%	7/1/44	400,000	389,950
Total Education				23,933,159
Health Care — 10.1%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project, Refunding	5.000%	6/1/36	2,885,000	2,886,713
Bancroft Neurohealth Project, Refunding	5.000%	6/1/41	1,325,000	1,267,565
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/39	1,750,000	1,771,093
Inspira Health Obligated Group, Series A, Refunding	4.125%	7/1/54	4,000,000	3,434,852
University Hospital, Series A, Refunding, AG	5.000%	7/1/46	5,750,000	5,674,723
Total Health Care				15,034,946
Housing — 3.4%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,807,462
Provident Group, Kean Properties	5.000%	7/1/37	400,000	390,371
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	913,152
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing Revenue Sustainable Bonds, Series K	4.700%	10/1/50	2,000,000	1,941,257
Total Housing				5,052,242
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — 14.0%
New Jersey State EDA Revenue:
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	$2,000,000	$1,982,911 (a)(b)(c)
Water Facilities Revenue Bonds, American Water Co. Inc. Project, Series B, Refunding	3.750%	6/1/28	1,500,000	1,500,082 (a)(b)(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,402,073 (a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	5,000,000	4,815,424 (a)
United Airlines Project	5.500%	6/1/33	2,000,000	2,001,094 (a)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	6,700,000	6,665,310
Series A, Refunding	5.250%	6/1/46	400,000	402,773
Total Industrial Revenue				20,769,667
Leasing — 27.6%
New Jersey State EDA Revenue:
School Facilities Construction, Series QQQ	4.000%	6/15/50	1,000,000	855,932
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/37	1,500,000	1,636,621
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/38	1,500,000	1,621,607
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/39	1,500,000	1,608,401
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A, Refunding	4.000%	7/1/32	6,500,000	6,449,083
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/30	4,000,000	4,063,442
Transportation Program, Series AA	4.000%	6/15/50	2,250,000	1,960,579
Transportation Program, Series AA, Refunding	5.000%	6/15/36	2,000,000	2,136,117
Transportation Program, Series AA, Refunding	5.000%	6/15/42	7,000,000	7,217,311
Transportation Program, Series AA, Refunding	4.250%	6/15/44	5,000,000	4,671,941
Transportation Program, Series AA, Unrefunded	5.000%	6/15/46	3,255,000	3,256,902
Transportation Program, Series CC	4.125%	6/15/50	2,000,000	1,778,518
Transportation Program, Series CC	5.250%	6/15/50	2,000,000	2,057,201
Transportation System, Series A, BAM-TCRS	0.000%	12/15/38	3,000,000	1,687,150
Total Leasing				41,000,805
Other — 0.0%††
New Jersey State EDA Revenue, Department of Human Services, Pooled Financing, Unrefunded	5.200%	7/1/32	38,000	38,064
Power — 0.4%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	500,000	243,750 *(d)
Series A	5.050%	7/1/42	80,000	39,000 *(d)
Series XX	5.250%	7/1/40	720,000	351,000 *(d)
Series ZZ, Refunding	—	7/1/18	100,000	48,500 *(e)
Total Power				682,250
Pre-Refunded/Escrowed to Maturity — 5.4%
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	2,000,000	2,000,000
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series BB	5.000%	6/15/50	3,500,000	3,775,066 (f)
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pre-Refunded/Escrowed to Maturity — continued
Transportation Program, Series CC	5.500%	6/15/50	$2,000,000	$2,343,268 (f)
Total Pre-Refunded/Escrowed to Maturity				8,118,334
Special Tax Obligation — 4.3%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Series A, Refunding, AG	5.000%	11/1/41	1,500,000	1,563,511
Series B, AG	5.000%	11/1/43	500,000	514,578
Newark, NJ, Parking Authority, Lease Revenue:
Parking Facility Office Project, AG	5.250%	2/1/43	525,000	529,266
Parking Facility Office Project, AG	5.500%	2/1/51	750,000	755,693
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	203,436
CAB, Restructured, Series A-1	0.000%	7/1/46	1,150,000	366,384
Restructured, Series A-1	4.550%	7/1/40	50,000	47,976
Restructured, Series A-1	4.750%	7/1/53	2,075,000	1,910,520
Restructured, Series A-1	5.000%	7/1/58	190,000	178,903
Restructured, Series A-2	4.329%	7/1/40	330,000	309,981
Total Special Tax Obligation				6,380,248
State General Obligation — 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,376
Restructured, Series A-1	5.375%	7/1/25	5,226	5,226
Restructured, Series A-1	5.625%	7/1/27	10,372	10,676
Restructured, Series A-1	5.625%	7/1/29	10,203	10,767
Restructured, Series A-1	5.750%	7/1/31	9,910	10,696
Restructured, Series A-1	4.000%	7/1/33	9,398	9,176
Restructured, Series A-1	4.000%	7/1/35	223,447	215,345
Restructured, Series A-1	4.000%	7/1/37	630,000	600,853
Restructured, Series A-1	4.000%	7/1/41	94,857	84,394
Restructured, Series A-1	4.000%	7/1/46	10,251	8,770
Subseries CW	0.000%	11/1/43	38,780	23,899 (c)
Total State General Obligation				988,178
Transportation — 12.7%
Delaware River, PA & NJ, Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	261,318
Series A	5.000%	1/1/37	1,200,000	1,250,318
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	1,500,000	1,502,712 (a)
New Jersey State Turnpike Authority Revenue:
Series B, Refunding	5.000%	1/1/40	5,955,000	6,074,096
Series C, Refunding	5.000%	1/1/44	3,000,000	3,120,944
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	4,580,000	4,586,365
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,304,560 (a)
Consolidated Series 226, Refunding	5.000%	10/15/41	750,000	761,951 (a)
Total Transportation				18,862,264
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$500,000	$485,870 (g)

Total Investments before Short-Term Investments (Cost — $146,256,463)				141,346,027
Short-Term Investments — 4.0%
Municipal Bonds — 4.0%
Education — 0.2%
New Jersey State EFA Revenue, Institute for Advanced Study, Series B, Refunding, SPA - TD Bank N.A.	2.000%	7/1/31	200,000	200,000 (h)(i)
Health Care — 3.8%
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series A, Refunding, LOC - TD Bank N.A.	1.970%	7/1/35	3,300,000	3,300,000 (h)(i)
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	1.970%	7/1/35	2,000,000	2,000,000 (h)(i)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	1.250%	7/1/43	400,000	400,000 (h)(i)
Total Health Care				5,700,000

Total Municipal Bonds (Cost — $5,900,000)				5,900,000
			Shares
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $61,622)	4.301%		61,622	61,622 (j)(k)

Total Short-Term Investments (Cost — $5,961,622)				5,961,622
Total Investments — 99.0% (Cost — $152,218,085)				147,307,649
Other Assets in Excess of Liabilities — 1.0%				1,467,784
Total Net Assets — 100.0%				$148,775,433

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

 Western Asset New Jersey Municipals Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of June 30, 2025.
(e)	The maturity principal is currently in default as of June 30, 2025.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2025, the total market value of investments in Affiliated Companies was $61,622 and the cost was $61,622 (Note 2).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
LOC	—	Letter of Credit
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$141,346,027	—	$141,346,027
Short-Term Investments†:
Municipal Bonds	—	5,900,000	—	5,900,000
Money Market Funds	$61,622	—	—	61,622
Total Short-Term Investments	61,622	5,900,000	—	5,961,622
Total Investments	$61,622	$147,246,027	—	$147,307,649

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2025. The following transactions were effected in such company for the period ended June 30, 2025.

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$28,105	$1,133,759	1,133,759	$1,100,242	1,100,242

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$563	—	$61,622

Western Asset New Jersey Municipals Fund 2025 Quarterly Report